CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01	€ 1.50
Special voting shares, shares issued	468,994,386	474,474,276
Common shares, shares issued	1,350,073,530	1,348,867,772	1,222,560,247